Stockholders' equity, Other Components of Equity (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other components of equity [Abstract]
Balance, beginning of period		$ 1,974,377	$ 1,801,024	$ 1,819,098
Defined benefit plan		4,551	8,453	31,121
Tax expense		(8,257)	(2,536)	8,133
Total net of taxes		19,268	5,917	(18,977)
Balance, end of period		2,108,440	1,974,377	1,801,024
Legal Reserve [Member]
Other components of equity [Abstract]
Balance, beginning of period		216,948	216,948
Defined benefit plan		0	0
Revaluation surplus		0
Reclassification from disposal of properties and depreciation	[1]	0	0
Total before taxes		0	0
Tax expense		0	0
Total net of taxes		0	0
Balance, end of period		216,948	216,948	216,948
Actuarial Gain and Losses [Member]
Other components of equity [Abstract]
Balance, beginning of period		(64,816)	(70,733)
Defined benefit plan		4,551	8,453
Revaluation surplus		0
Reclassification from disposal of properties and depreciation	[1]	0	0
Total before taxes		4,551	8,453
Tax expense		(1,365)	(2,536)
Total net of taxes		3,186	5,917
Balance, end of period		(61,630)	(64,816)	(70,733)
Additional Paid-in Capital [Member]
Other components of equity [Abstract]
Balance, beginning of period		77,106	77,106
Defined benefit plan		0	0
Revaluation surplus		0
Reclassification from disposal of properties and depreciation	[1]	0	0
Total before taxes		0	0
Tax expense		0	0
Total net of taxes		0	0
Balance, end of period		77,106	77,106	77,106
Translation Result [Member]
Other components of equity [Abstract]
Balance, beginning of period		(247,668)	(247,668)
Defined benefit plan		0	0
Revaluation surplus		0
Reclassification from disposal of properties and depreciation	[1]	0	0
Total before taxes		0	0
Tax expense		0	0
Total net of taxes		0	0
Balance, end of period		(247,668)	(247,668)	(247,668)
Revaluation Surplus [Member]
Other components of equity [Abstract]
Balance, beginning of period		724,281	753,439
Defined benefit plan		0	0
Revaluation surplus		22,974
Reclassification from disposal of properties and depreciation	[1]	(28,030)	(41,797)
Total before taxes		(5,056)	(41,797)
Tax expense		(6,892)	12,639
Total net of taxes		(11,948)	(29,158)
Balance, end of period		712,333	724,281	753,439
Other Components of Equity [Member]
Other components of equity [Abstract]
Balance, beginning of period		705,851	729,092	778,468
Defined benefit plan		4,551	8,453
Revaluation surplus		22,974
Reclassification from disposal of properties and depreciation	[1]	(28,030)	(41,797)
Total before taxes		(505)	(33,344)
Tax expense		(8,257)	10,103
Total net of taxes		(8,762)	(23,241)	(49,376)
Balance, end of period		$ 697,089	$ 705,851	$ 729,092

[1]	It corresponds to the reclassification of the revaluation surplus to accumulated results from the sale of properties, as well as the depreciation for the period of revaluation of properties.